Convertible Senior Notes - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($) $ / ADS	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / ADS	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / ADS
Debt Instrument [Line Items]
Principal amount of notes payable			$ 6,500				¥ 45,923	¥ 43,519
Debt Carrying Amount Net of unamortized debt discount			6,466				45,681	¥ 43,309
Interest coupon and amortization of the discount on the liability component			222	¥ 1,571	¥ 1,498
Debt maturities repayments			750				5,200
Debt maturities repayments			1,200				¥ 8,400
iQIYI 2023 Convertible Notes
Debt Instrument [Line Items]
Debt face amount	$ 750
Interest rate	3.75%
Debt, maturity date	Dec. 01, 2023
Debt, put date						Dec. 01, 2021
Conversion rate of convertible notes, ADS per US$1,000	37.1830
Effective interest rate	7.04%
Principal amount of liability component			$ 750
Remaining Accretion Period			1 year 5 months 1 day	1 year 5 months 1 day
Debt Instrument Frequency Of Periodic Interest Payment	interest is payable semi-annually
Percentage of principal amount of debt redeemed						100.00%
iQIYI 2023 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Debt face amount	$ 68
Call option cap price | $ / ADS	38.42
iQIYI 2025 Convertible Notes
Debt Instrument [Line Items]
Debt face amount		$ 1,200
Interest rate		2.00%
Debt, maturity date			Apr. 01, 2025	Apr. 01, 2025
Debt, put date			Apr. 01, 2023	Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000			33.0003	33.0003
Effective interest rate			6.01%				6.01%
Principal amount of liability component			$ 1,200
Remaining Accretion Period			2 years 9 months	2 years 9 months
Debt Instrument Frequency Of Periodic Interest Payment		interest is payable semi-annually
Percentage of principal amount of debt redeemed						100.00%
iQIYI 2025 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Debt face amount						$ 85
Call option cap price | $ / ADS						40.02		40.02
iQIYI The 2023 Convertible Notes and The 2025 Convertible Notes collectively
Debt Instrument [Line Items]
Principal amount of notes payable			$ 2,000				¥ 13,800	¥ 13,600
Unamortized debt discount			153				1,100	1,300
Carrying amount of equity component			191				1,300	1,300
Debt Carrying Amount Net of unamortized debt discount			1,800				¥ 12,700	¥ 12,300
iQIYI The 2023 Convertible Notes and The 2025 Convertible Notes collectively | Senior Convertible Notes
Debt Instrument [Line Items]
Interest coupon and amortization of the discount on the liability component			$ 56	¥ 399	¥ 274